Restatements - Schedule for the Targets and Number of Earnout Shares Issuable (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Ordinary Share Price Target		$ 13.00	$ 12.00
Scenario, Forecast [Member]
Ordinary Share Price Target	$ 15.00
Minimum [Member]
EBITDA Target		$ 35,000	$ 30,000
Number of Earnout Shares		875,000	416,667
Minimum [Member] | Scenario, Forecast [Member]
EBITDA Target	$ 40,000
Number of Earnout Shares	1,333,333
Maximum [Member]
EBITDA Target		$ 40,000	$ 36,000
Number of Earnout Shares		1,000,000	500,000
Maximum [Member] | Scenario, Forecast [Member]
EBITDA Target	$ 45,000
Number of Earnout Shares	1,500,000